Derivatives (Derivatives Associated With Interest Rate Risk Management Activities) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings		$ 1,880,105,000		$ 1,739,859,000
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional		1,754,939,000		1,786,532,000
Assets		76,614,000		76,980,000
Liabilities		3,681,000		11,214,000
Customer Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	[1]	664,345,000		759,830,000
Assets	[1]	26,084,000		28,747,000
Liabilities	[1]	430,000		3,670,000
Gains/(Losses)	[1]	577,000	[2]	(30,057,000)
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional		1,754,939,000		1,786,532,000
Assets		3,681,000		11,214,000
Liabilities		76,614,000		76,980,000
Offsetting Upstream Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	[1]	664,345,000		776,236,000
Assets	[1]	430,000		3,670,000
Liabilities	[1]	26,584,000		29,247,000
Gains/(Losses)	[1]	(577,000)	[2]	30,547,000
Interest Rate Swap [Member] | Debt [Member] | Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	[2]	1,654,000,000		1,254,000,000
Assets	[2]	24,811,000		58,226,000
Liabilities	[2]	3,910,000		24,904,000
Gains/(Losses)	[2]	(12,126,000)		(61,853,000)
Long Term Debt [Member] | Debt [Member] | Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	[2],[3]	1,654,000,000		1,254,000,000
Gains/(Losses) related to term borrowings	[2],[4]	$ 12,272,000		$ 61,853,000

[1]	Gains/losses included in the Other expense section of the Consolidated Statements of Income.
[2]	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
[3]	Represents par value of term borrowings being hedged.
[4]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.